Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases
As of June 30, 2022, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
For the six months ended December 31, 2022	3,586	535
For the years ended December 31, 2023	6,577	982
2024	5,381	803

Total	15,544	2,320